Changes in Accounting Policies and Disclosures - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019
Statement of financial position [line items]
Right-of-use assets	¥ 128,704	¥ 32,001
Finance lease right of use assets reclassified		¥ 94,416